Long-term loans (Details) - USD ($)	Mar. 31, 2026	Sep. 30, 2025
Total long-term loans - non-current portion	$ 0	$ 1,809,780
Xinmao Group Co., Ltd. [Member]
Total long-term loans - non-current portion	$ 0	$ 1,809,780